PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2019
PENSION PLANS
Schedule of retirement plans expense

	U.S. Plans
	December 31,	December 31,	December 31,
	2019	2018	2017
Company defined benefit plans:
Service cost	$—	$—	$0.1
Interest cost	—	—	0.4
Expected return on plan assets	—	—	(0.6)
Net amortization	—	0.2	—
Net periodic pension expense	—	0.2	(0.1)
Settlement	—	(0.1)	0.9
Defined contribution plans	13.5	12.7	14.8
Total	$13.5	$12.8	$15.6

	Non-U.S. Plans
	December 31,	December 31,	December 31,
	2019	2018	2017
Company defined benefit plans:
Service cost	$2.4	$2.6	$2.8
Interest cost	2.4	2.3	2.6
Expected return on plan assets	(0.9)	(0.7)	(0.9)
Net amortization	—	—	—
Net periodic pension expense	3.9	4.2	4.5
Curtailment	—	(1.3)	(1.6)
Settlement	—	—	0.1
Defined contribution plans	2.8	3.7	2.6
Total	$6.7	$6.6	$5.6

Schedule of actuarial present value of the projected benefit obligation and the fair value of plan assets for defined benefit pension plans

	U.S. Plans
	December 31,	December 31,
	2019	2018
Projected benefit obligation, beginning	$0.9	$4.4
Service cost	—	—
Interest cost	—	—
Actuarial loss	—	(0.6)
Benefits paid	—	(0.2)
Acquisition/Divestiture	—	—
Settlements	—	(2.7)
Projected benefit obligation, ending	$0.9	$0.9
Fair value of plan assets, beginning	—	3.7
Employer contributions	0.1	0.1
Benefits paid	(0.1)	(0.2)
Acquisition/Divestiture	—	—
Settlements	—	(2.7)
Foreign currency translation and other	—	(0.9)
Fair value of plan assets, ending	$—	$—
Net amount recognized in the balance sheet	$(0.9)	$(0.9)
Amounts recognized in the balance sheet:
Noncurrent asset	$—	$—
Current liability	(0.1)	—
Noncurrent liability	(0.8)	(0.9)
Net amount recognized in the balance sheet	$(0.9)	$(0.9)
Accumulated other comprehensive loss	$—	$—

	Non-U.S. Plans
	December 31,	December 31,
	2019	2018
Projected benefit obligation, beginning	$75.5	$76.7
Service cost	2.4	2.6
Interest cost	2.4	2.3
Actuarial loss	13.4	4.8
Benefits paid	(2.4)	(2.2)
Participant contributions	0.3	0.3
Acquisition/Divestiture	—	—
Settlements	—	(0.1)
Curtailments	—	(4.1)
Foreign currency translation and other	(1.0)	(4.8)
Projected benefit obligation, ending	$90.6	$75.5
Fair value of plan assets, beginning	13.7	14.3
Actual return on plan assets	1.0	0.2
Employer contributions	2.4	2.1
Participants’ contributions	0.3	0.3
Benefits paid	(2.4)	(2.2)
Acquisition/Divestiture	—	—
Settlements	—	(0.1)
Foreign currency translation and other	(0.1)	(0.9)
Fair value of plan assets, ending	$14.9	$13.7
Net amount recognized in the balance sheet	$(75.7)	$(61.8)
Amounts recognized in the balance sheet:
Noncurrent asset	$0.5	$0.6
Current liability	(2.2)	(1.8)
Noncurrent liability	(74.0)	(60.6)
Net amount recognized in the balance sheet	$(75.7)	$(61.8)
Pretax accumulated other comprehensive (income) loss	$15.0	$1.6

Schedule of benefit obligation and fair value of plan assets

	December 31,	December 31,
	2019	2018
Projected benefit obligation	$83.7	$69.5
Accumulated benefit obligation	75.5	64.1
Fair value of plan assets	8.2	7.1

Schedule of weighted-average assumptions

	U.S. Plans		Non-U.S. Plans
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Net pension expense
Discount rate	4.30%	3.35%	3.24%	3.27%
Expected return on plan assets	—%	—%	6.59%	5.17%
Rate of compensation increase	—%	—%	3.36%	3.04%
Benefit obligations
Discount rate	2.95%	4.30%	2.51%	3.24%
Rate of compensation increase	—%	—%	3.46%	3.36%

Schedule of plan assets allocations

	Non-U.S. Plans
	December 31,	December 31,
	2019	2018
Equity securities	—%	—%
Debt securities	28%	30%
Insurance arrangements	53%	50%
Cash	—%	—%
Other	19%	20%
Total	100%	100%

Schedule of fair values of defined benefit plan assets, organized by asset class

	Level 1	Level 2	Level 3	Total	Percentage
December 31, 2019
Equity securities	$—	$—	$—	$—	—%
Debt securities	—	4.1	—	4.1	28%
Insurance arrangements	—	—	7.8	7.8	53%
Cash	—	—	—	—	—%
Other	0.5	—	2.4	2.9	19%
Total	$0.5	$4.1	$10.2	$14.8	100%
December 31, 2018
Equity securities	$—	$—	$—	$—	—%
Debt securities	—	4.1	—	4.1	30%
Insurance arrangements	—	—	6.8	6.8	50%
Cash	—	—	—	—	—%
Other	—	0.6	2.2	2.8	20%
Total	$—	$4.7	$9.0	$13.7	100%

Schedule of changes in value for Level 3 assets

	Year Ended
	December 31,	December 31,
	2019	2018
Level 3, beginning	$9.0	$8.8
Gains (losses) on assets held	0.7	(0.3)
Purchases, sales and settlements, net	0.5	0.5
Level 3, ending	$10.2	$9.0